Headquarters Transactions (Details) ft² in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2016 USD ($)	Oct. 01, 2016 USD ($) ft²	Jul. 01, 2017 USD ($)	Jul. 02, 2016 USD ($)	Jun. 27, 2015 USD ($)
Sale Leaseback Transaction [Line Items]
Minimum lease payments		$ 1,050.0
Minimum Lease Payments
2018			$ 45.1
2019			45.1
2020			45.1
2021			45.1
Due after 2021			825.5
Sale of former headquarters, net of expenses	$ 126.0		$ 126.0	$ 0.0	$ 0.0
Corporate Headquarters Lease
Sale Leaseback Transaction [Line Items]
Investment purchase price received		707.0
Amount due to developer		77.0
Transaction costs		26.0
Deferred gain		$ 28.8
Amortization period of deferred gain		20 years
Lease term		20 years
Leased building area (sq ft) | ft²		694